INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Tax Carryforward [Line Items]
Valuation allowance reversed	$ 1,942
Income tax expense	79	0
Years open to examination (Description)	2008 through 2012
NOL Carryforward [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	17,164
Expiration date of tax carryforwards (Date)	2023 through 2030
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	6,080
Expiration date of tax carryforwards (Date)	2015
Unused Work Opportunity Credits [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	124
Expiration date of tax carryforwards (Date)	2026 through 2029
Employers Affected By Hurricanes [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	$ 7
Expiration date of tax carryforwards (Date)	2026 through 2029